Note 3 - Going Concern (Details Textual) $ in Thousands	5 Months Ended	6 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)
Working Capital (Deficit)	$ (14,002)	$ (14,002)
Commitments for Operating Leases	6,282	6,282
Commitments for Vessel Aquisitions	11,975	11,975
Kalani Investments Limited [Member]
Proceeds from Issuance of Common Stock	29,306	10,739
Family Trading Inc [Member]
Line of Credit Facility, Remaining Borrowing Capacity	$ 12,042	12,042
AT Bank [Member] | Funding for Commitments for Vessel Acquisitions [Member]
Proceeds from Lines of Credit		$ 8,993